Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Income (Loss)	$ 1,638,000,000	$ 1,484,000,000	$ 1,262,000,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	5,000,000	15,000,000	(15,000,000)
Securities Available for Sale, Net of Tax	1,000,000	3,000,000	2,000,000
Amortization of Pension and OPEB Deferred Costs, Net of Tax	5,000,000	22,000,000	31,000,000
Pension and OPEB Funded Status, Net of Tax	1,000,000	177,000,000	115,000,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	12,000,000	217,000,000	133,000,000
TOTAL COMPREHENSIVE INCOME (LOSS)	1,650,000,000	1,701,000,000	1,395,000,000
Total Comprehensive Income Attributable to Noncontrolling Interest	4,000,000	4,000,000	3,000,000
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	1,646,000,000	1,697,000,000	1,392,000,000
Appalachian Power Co [Member]
Net Income (Loss)	215,415,000	193,211,000	257,503,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	712,000	1,751,000	1,718,000
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(1,333,000)	1,433,000	3,597,000
Pension and OPEB Funded Status, Net of Tax	2,702,000	29,665,000	23,330,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	2,081,000	32,849,000	28,645,000
TOTAL COMPREHENSIVE INCOME (LOSS)	217,496,000	226,060,000	286,148,000
Indiana Michigan Power Co [Member]
Net Income (Loss)	155,647,000	177,504,000	118,457,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	1,524,000	4,163,000	(4,809,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	171,000	700,000	1,113,000
Pension and OPEB Funded Status, Net of Tax	(546,000)	8,511,000	3,034,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	1,149,000	13,374,000	(662,000)
TOTAL COMPREHENSIVE INCOME (LOSS)	156,796,000	190,878,000	117,795,000
Ohio Power Co [Member]
Net Income (Loss)	216,422,000	409,980,000	343,534,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(1,477,000)	(355,000)	(523,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	0	12,509,000	12,961,000
Pension and OPEB Funded Status, Net of Tax	0	65,418,000	19,559,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1,477,000)	77,572,000	31,997,000
TOTAL COMPREHENSIVE INCOME (LOSS)	214,945,000	487,552,000	375,531,000
Public Service Co Of Oklahoma [Member]
Net Income (Loss)	86,929,000	97,796,000	114,141,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(815,000)	(723,000)	(668,000)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(815,000)	(723,000)	(668,000)
TOTAL COMPREHENSIVE INCOME (LOSS)	86,114,000	97,073,000	113,473,000
Southwestern Electric Power Co [Member]
Net Income (Loss)	144,559,000	153,819,000	202,513,000
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	2,202,000	2,311,000	(25,000)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(939,000)	(255,000)	665,000
Pension and OPEB Funded Status, Net of Tax	(285,000)	7,360,000	8,315,000
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	978,000	9,416,000	8,955,000
TOTAL COMPREHENSIVE INCOME (LOSS)	145,537,000	163,235,000	211,468,000
Total Comprehensive Income Attributable to Noncontrolling Interest	4,190,000	4,008,000	3,622,000
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	$ 141,347,000	$ 159,227,000	$ 207,846,000